Equity Incentive Plans (Details) - Summary of Activity in the Company's RSUs - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Mar. 31, 2024 $ / shares shares
Summary of Activity in the Company's RSUs [Line Items]
Number of units, Outstanding | shares	209,494
Weighted-Average Grant Date Fair Value per Unit, Outstanding | $ / shares	$ 6.84
Number of units, Performance-based RSUs | shares	3,999,999
Weighted-Average Grant Date Fair Value per Unit, Performance-based RSUs | $ / shares	$ 8.65
Number of units, Vested | shares	(130,934)
Weighted-Average Grant Date Fair Value per Unit, Vested | $ / shares	$ 6.84
Number of units, Outstanding | shares	4,078,559
Weighted-Average Grant Date Fair Value per Unit, Outstanding | $ / shares	$ 8.61